NOTE 1 – NATURE OF OPERATIONS (Details Narrative) (USD $)	May 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working Capital Deficit	$ 486,545	$ 459,572